Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Key Source Of Estimation Uncertainty And Critical Accounting Judgements [Abstract]
Stream, royalty and other interests	$ 473,651	$ 356,612